Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Capitalized Costs	12 Months Ended
Dec. 31, 2020
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Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Capitalized Costs
Capitalized Costs

	December 31, 2020	December 31, 2019
	RMB	RMB
The Group
Property costs and producing assets	1,890,903	1,820,481
Support facilities	465,022	440,722
Construction-in-progress	150,535	149,068

Total capitalized costs	2,506,460	2,410,271
Accumulated depreciation, depletion and amortization	(1,542,037)	(1,429,389)

Net capitalized costs	964,423	980,882

Equity method investments
Share of net capitalized costs of associates and joint ventures	20,465	24,785